Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets

	2022	2021
At amortized cost
Cash and cash equivalents	47,187	75,587
Short-term investments	26,389	253,042
Receivables from hub partners	5,109	—
Trade receivables	269,651	146,493
Total	343,227	475,122
Current	337,649	469,189
Non-current	5,578	5,933

Schedule of financial liabilities

	2022	2021
At amortized cost
Trade payables	99,697	41,706
Loans and financing	1,645,368	—
Lease liabilities	323,339	161,532
Payables from acquisition of subsidiaries	509,152	149,765
At FVPL	—	—
Share-based compensation	19,805	52,283
Total	2,597,361	405,286
Current	491,844	228,996
Non-current	2,105,517	186,611

Schedule of sensitivity analysis

				Depreciation of exchange rate
	Balance as of 12/31/2022	Currency	Current exchange rate	Scenario (i) VaR 99% I.C. 1 day	Possible scenario - exchange rate variation 25%	Remote scenario - exchange rate variation 75%
Cash and cash equivalents	12,057	USD	5.2177	1,482	15,727	47,182
(i)	Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level - C.L.), given normal market conditions, in a set time period such as a day.

Schedule of maturity profile of the financial liabilities based on contractual undiscounted amounts

	Less than			More than
As of December 31, 2022	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	99,697	—	—	—	99,697
Lease liabilities	51,310	62,567	40,804	168,658	323,339
Payables from acquisition of subsidiaries	—	507,361	—	—	507,361
Share-based compensation	19,805	—	—	—	19,805
Total	170,812	569,928	40,804	168,658	950,202

	Less than			More than
As of December 31, 2021	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	41,706	—	—	—	41,706
Lease liabilities	28,379	55,623	54,484	121,809	260,295
Other leases (i)	3,914	1,957	1,449	561	7,881
Payables from acquisition of subsidiaries	155,595	—	—	—	155,595
Share-based compensation	—	24,681	—	30,776	55,457
Total	229,594	82,261	55,933	153,146	520,934
(i)	Refer to commitments from lease agreements that fall into the exemptions of short-term leases and low-value assets and therefore not recognized in lease liabilities.

Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

					Increase / decrease in interest
					rate
	Balance as of	Index - % per	Probable		Possible	Remote
	12/31/2022	year	scenario	Risk	scenario 25%	scenario 75%
Short-term investments	26,389	100% CDI – 13.65%	963	Decrease	722	241
Trade receivables	51,535	IPCA – 5.78%	2,979	Decrease	3,723	5,213
Lease liabilities	1,645,368	IGP-M – 5.45%	89,673	Increase	112,091	156,927
Payables from acquisition of subsidiaries	509,152	IPCA – 5.78% / CDI + 3%	29,429	Increase	36,786	51,501